Schedule of finance costs (Details) - SGD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Finance Costs
Interest expenses from leases	$ 2,651	$ 1,706	$ 9,414
Interest expenses from shareholder loan	11,465	1,444
Finance costs	$ 14,116	$ 3,150	$ 9,414